CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income	$ 147	$ 375	$ 260
Other comprehensive income (loss), net of tax:
Foreign currency translations adjustments, net of tax of nil, $7 and $11 in 2013, 2012 and 2011, respectively	(25)	51	(79)
Pension and other postretirement benefits adjustments, net of tax of $113, $228 and $156 in 2013, 2012 and 2011, respectively	193	(231)	(182)
Other, net	10	(1)	(1)
Other comprehensive income (loss), net of tax	178	(181)	(262)
Comprehensive income (loss)	325	194	(2)
Comprehensive income attributable to noncontrolling interests	(26)	(9)	(2)
Comprehensive income (loss) attributable to Huntsman International LLC	$ 299	$ 185	$ (4)